Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 18— SUBSEQUENT EVENTS

COVID-19 Impact

 In December 2019, a novel strain of COVIN-19 was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties resulting from the COVID-19 outbreak, including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis, the Company’s business was negatively impacted and the Company generated lower revenue and net income during the period from the beginning of February to March 2, 2020. The Company resumed operations on March 2, 2020. Based on the assessment of current economic environment, customer demand and sales trend, and the negative impact from COVID-19 outbreak and spread, the Company believes that the negative impact of the COVID-19 outbreak on its business was temporary. However, as of the date of this filing, the extent of the impact of COVID-19 on the Company’s results of operations and financial condition for the next twelve months will depend on future developments, including the duration and spread of the outbreak and the impact on the Company’s customers, which are still uncertain and cannot be reasonably estimated at this point of time.

Bank Loans and Line of Credit

From April and July 2020, the Company secured an aggregate of $6.7 million (RMB 48 million) lines of credit with PRC banks and financial institutions as working capital loan (including $2.1 million line of credit with Huaxia Bank for one to three years, $1.8 million line of credit with Bohai Bank for one year, $2.5 million line of credit with Bank of China for one year and $0.3 million (RMB2.0 million) from Xi’an Guosen Micro-Credit Co., Ltd. for six months),as detailed below:

(1)	On April 3, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Huaxia Bank for a maximum of RMB 15 million (approximately $2.1 million) loans, including RMB 3 million (approximately $0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.7 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. As of the date of this filing, the Company already borrowed $0.7 million (RMB 5.0 million) short-term loans out of this line of credit and had the availability to borrow additional approximately $1.4 million (RMB 10 million) from Huaxia Bank before April 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank.

(2)	On May 22, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Bohai Bank for a maximum of RMB 13 million (approximately $1.8 million) loans as working capital for one year. The interest rate will be determined when the loan is released to the Company. As of the date of this filing, the Company already borrowed $0.4 million (RMB 3.0 million) short-term loans out of this line of credit and had the availability to borrow additional approximately $1.4 million (RMB10.0 million) from Bohai Bank before May 22, 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. are required to provide joint guarantee to this loan.

(3)	On June 2, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Bank of China for a maximum of RMB 18 million (approximately $2.5 million) loans as working capital for one year. The interest rate will be determined when the loan is released to the Company. As of the date of this filing, the Company has not borrowed out of the line of credit with Bank of China. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu are required to provide joint guarantee to this loan. In addition. Mr. Yongwei Hu is also required to pledge his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

(4)	On July 22, 2020, the Company’s VIE, Xi’an App-Chem, obtained entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on January 21, 2021 with interest rate of 17% per annum.

Reverse split of the ordinary shares

On June 17, 2020, the Company's shareholders approved a reverse split of the outstanding ordinary shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 10,333,333 shares out of the 15,500,000 ordinary shares previously issued to existing shareholders. The Reverse Split took effective on June 24, 2020. As a result of this reverse split and share issuance, there were 5,166,667 shares issued and outstanding (see Note 14).

Ordinary shares issued for consulting services

On June 23, 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants will provide public listing related consulting services to the Company in connection with the Company’s intended IPO effort. Such consulting services include but not limit to market research and feasibility study, business plan drafting, reorganization, pre-listing education and tutoring, reorganization, legal and audit firm recommendation and coordination, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation, etc. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee will be amortized over the service period from June 23, 2020 to June 22, 2021.

NOTE 18 — SUBSEQUENT EVENTS

In December 2019, a novel strain of COVIN-19 was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties resulting from the COVID-19 outbreak, including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis, the Company’s business was negatively impacted and is expected to generate lower revenue and net income during the period from February to April 2020. The Company resumed operations on March 2, 2020 and, as such, the extent of the impact of COVID-19 on the Company’s results of operations and financial condition will depend on future developments, including the duration and spread of the outbreak and the impact on the Company’s customers, which are still uncertain and cannot be reasonably estimated at this point of time.

On April 3, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Huaxia Bank for a maximum of RMB 15 million (approximately $2.1 million) loans, including RMB 3 million (approximately $0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.7 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. As of the date of this report, the Company already borrowed $0.7 million (RMB 5 million) short-term loans out of this line of credit and had the availability to borrow additional approximately $1.4 million (RMB 10 million) from Huaxia Bank before April 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank.

On May 22, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Bohai Bank for a maximum of RMB 13 million (approximately $1.8 million) loans as working capital for one year. The interest rate will be determined when the loan is released to the Company. In July 2020, the Company borrowed $0.4 million (RMB 3 million) short-term loan out of this line of credit and had the availability to borrow additional approximately $1.4 million (RMB 10 million) from Bohai Bank before May 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. are required to provide joint guarantee to this loan.

On June 2, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Bank of China for a maximum of RMB 18 million (approximately $2.5 million) loans as working capital for one year. The interest rate will be determined when the loan is released to the Company. As of the date of this report, the Company has not borrowed out of the line of credit with Bank of China. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu are required to provide joint guarantee to this loan. In addition. Mr. Yongwei Hu is also required to pledge his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

On June 17, 2020, the Company’s shareholders approved a reverse split of the outstanding ordinary shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 10,333,333 shares out of the 15,500,000 ordinary shares previously issued to existing shareholders. The Reverse Split took effective on June 24, 2020. As a result of this reverse split and share issuance, there were 5,166,667 shares issued and outstanding (see Note 14).

In August 2020, the Company repaid $686,438 (RMB 4.9 million) loans to Beijing Bank upon maturity (see Note 10).

In May and June 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants will provide U.S. listing related consulting services to the Company in connection with the Company’s intended IPO effort. Such consulting services include but not limit to market research and feasibility study, business plan drafting, reorganization, pre-listing and corporate governance education, training, legal and audit firms recommendation and coordination, and independent directors and audit committee candidate’s recommendation, etc. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee will be amortized over the service period from May 2020 to May 2021.